UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

       Dreyfus Premier Equity Funds, Inc.
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number: 811-2488

     Securities Act File Number: 2-30806

4(a).     Last day of fiscal year for which this notice is filed:

          September 30, 2000

4(b).     [   ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [   ] Check box if this is the last time the issuer will be
filing this Form.

Dreyfus Premier Aggressive Growth Fund - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $290,470,767
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $324,038,034
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $822,259,550
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$1,146,297,584
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(855,826,817)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    0.00
                                                              =============

Dreyfus Premier Aggressive Growth Fund - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,775,283
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 269,294
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  12,044.97
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$281,338.97
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $ 1,493,944.03
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$  394.40
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  394.40
                                                              =============

Dreyfus Premier Aggressive Growth Fund - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $845,514
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $121,431
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$121,431
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $724,083
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$  191.16
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  191.16
                                                              =============



Dreyfus Premier Aggressive Growth Fund - Class R
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $6,262
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $  8,927
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 8,927
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(2,665)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$ 0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Dreyfus Premier Aggressive Growth Fund - Class T
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $  1,000
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$   -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $  1,000
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(  )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$   .26
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   .26
                                                              =============


Dreyfus Premier Emerging Markets Fund - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $3,093,289
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $2,639,253
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$2,639,253
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $  454,036
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$   119.87
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   119.87
                                                              =============

Dreyfus Premier Emerging Markets Fund - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,768,873
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $469,138
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 469,138
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $1,299,735
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(   )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$  343.13
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  343.13
                                                              =============

Dreyfus Premier Emerging Markets Fund - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $ 1,074,137
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $656,835
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$656,835
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $417,302
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(   )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$ 110.17
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   110.17
                                                              =============

Dreyfus Premier Emerging Markets Fund - Class R
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $ 92,600
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $218,393
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 57,704
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$276,097
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(183,497)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$  0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    0.00
                                                              =============


Dreyfus Premier Emerging Markets Fund - Class T
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $  1,000
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $    -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$     -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $ 1,000
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$   .26
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   .26
                                                            ==============


Dreyfus Premier Growth and Income Fund - Class A

      (I) Aggregate sale price of securities sold        $6,934,845
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $  11,529,952
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  11,124,110
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  22,654,062
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(15,719,217)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$  0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Dreyfus Premier Growth and Income Fund - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $  10,534,190
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $14,245,604
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $13,068,398
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  27,314,002
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(16,779,812)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$ 0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  0.00
                                                              =============

Dreyfus Premier Growth and Income Fund - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,501,378
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   900,434
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  1,983,861
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 2,884,295
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(1,382,917)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$ 0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Dreyfus Premier Growth and Income Fund - Class R
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $38,353
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $299,565
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 16,369
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  315,934
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(277,581)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$ 0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============




Dreyfus Premier Growth and Income Fund - Class T

      (I) Aggregate sale price of securities sold        $1,024
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $     -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$   -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $  1,024
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(    )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     x   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$     .27
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     .27
                                                              =============



Dreyfus Premier Market Neutral Fund - Class A (Portfolio liquidated
6/30/00)
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $68,248
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $1,642,350
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 1,642,350
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(1,574,102)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$ 0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Dreyfus Premier Market Neutral Fund - Class B (Portfolio liquidated
6/30/00)
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $57,088
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $1,600,398
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   60,127
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$1,660,525
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(1,603,437)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$ 0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============



Dreyfus Premier Market Neutral Fund - Class C (Portfolio liquidated
6/30/00)
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $ 14,721
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 406,735
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 406,735
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(392,014)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$ 0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   0.00
                                                              =============

Dreyfus Premier Market Neutral Fund - Class R (Portfolio liquidated
6/30/00)
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $19,903
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 453,376
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 453,376
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(433,473)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$ 0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  0.00
                                                              =============


Dreyfus Premier Market Neutral Fund - Class T (Portfolio liquidated
6/30/00)
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $ 1,000
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 991
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $     -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  991
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than     $    9
          Item 5(iv) [subtract Item 5(iv) from Item    ---------------
          5(i)]:


     (vi) Redemption credits available for use in    $(   )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration     X   .000264
          fee (See Instruction C.9):                    --------------


   (viii) Registration fee due (multiply Item 5(v)   =$ 0.00
          by Item 5(vii) (enter "0" if no fee is       ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  0.00
                                                            =============



TOTAL FOR ALL:                                            =$  1,159.52
                                                              =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                              /s/Michael A. Rosenberg, Secretary


     Date:

* Please print the name and title of the signing officer below the signature.